Long-Term Equity Investments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Long-Term Equity Investments
16.	Long-Term Equity Investments
Common Shares Held

				Fair Value Adjustment Gains (Losses) Included in OCI		Realized Gain (Loss) on Disposal
(in thousands, except shares owned)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value at Jun 30, 2020	Three Months Ended Jun 30, 2020	Six Months Ended Jun 30, 2020	Six Months Ended Jun 30, 2020	Fair Value at Dec 31, 2019

Bear Creek	13,264,305	11.84%	$23,555	$12,522	$(4,428)	$-	$27,983
Sabina	11,700,000	3.59%	16,741	7,092	(555)	-	17,296
First Majestic	20,239,590	9.66%	201,384	76,101	(46,753)	-	248,137
Other			20,691	9,806	3,114	30	16,341

Total			$262,371	$105,521	$(48,622)	$30	$309,757

		Fair Value Adjustment Gains (Losses) Included in OCI

(in thousands)	Fair Value at Jun 30, 2019	Three Months Ended Jun 30, 2019	Six Months Ended Jun 30, 2019

Bear Creek	$16,825	$2,531	$6,713
Sabina	11,890	902	1,341
First Majestic	165,434	27,816	42,247
Other	22,170	(1,223)	372

Total	$216,319	$30,026	$50,673

Warrants Held

		Fair Value Adjustment Loss Included in Net Earnings
(in thousands)	Fair Value at Jun 30, 2020	Three Months Ended Jun 30, 2020	Six Months Ended Jun 30, 2020	Fair Value at Dec 31, 2019

Warrants held - Caldas Gold Corp.	$427	$333	$262	$-
The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments.
While long-term investments in warrants are also held for long-term strategic purposes, they meet the definition of a derivative and therefore are classified as financial assets with fair value adjustments being recorded as a component of net earnings under the classification Other (Income) Expense. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.
Acquisitions of Long-Term Equity Investments
On May 17, 2019, the Company acquired an additional 1,371,711 common shares of

Adventus

Mining

Corporation

(“Adventus”)

in a private placement transaction for total consideration of Cdn$
1 million
, thus maintaining the Company’s

r
elative
ownership position. These shares have been reflected as a component of Other long-term equity investments.
On February 28, 2020, the previously acquired subscription rights relative to Caldas Gold Corp. (“Caldas
 Gold
”), which had an acquisition price of for
$
1.5 million (Cdn$2 million
), were converted into common shares and warrants of Caldas
 Gold
. These shares and warrants have been reflected as a component of Other long-term equity investments
.